Stockholders’ Equity (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Stockholders’ Equity [Abstract]
Common stock, shares authorized	80,000,000	80,000,000
Common stock par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock par value	$ 0.0001	$ 0.0001